LEASE LIABILITY	12 Months Ended
Mar. 31, 2024
Lease liabilities [abstract]
LEASE LIABILITY [Text Block]

10. LEASE LIABILITY

During the year ended March 31, 2021, the Company entered into a lease agreement for its manufacturing facility in Guelph, Ontario. The initial term of the lease was for three years commencing on February 1, 2021, subject to a right of extension as described herein. In July 2023, the Company acted upon the renewal option for an additional 36 months, extending to January 31, 2027.

The lease liability relates to the above noted agreement. The lease liability as at March 31, 2024 and March 31, 2023 is as follows:

	March 31, 2024 $	March 31, 2023 $

Lease liability	484,856	614,120
Less: current portion	(151,129)	(129,264)
Long-term portion	333,727	484,856

Interest expense recognised on the lease liability for the year ended March 31, 2024 was $65,476 (2023: $43,283).